DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Savings and interest bearing checking	$2,263	$2,829	$5,751
Time deposits under $100,000	10,349	22,204	25,202
Time deposits of $100,000 or more	2,645	3,131	4,452
Total	$15,257	$28,164	$35,405

Aggregate time deposits in denominations of $100,000 or more amounted to $188.6 million and $166.1 million at December 31, 2011 and 2010, respectively.

A summary of the maturity of time deposits at December 31, 2011, follows:

(In thousands)

2012	$357,403
2013	113,918
2014	40,419
2015	28,941
2016	27,342
2017 and thereafter	781
Total	$568,804

Time deposits acquired through broker relationships totaled $42.3 million and $273.5 million at December 31, 2011 and 2010, respectively.